Inventories (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 404,457	$ 315,686
Finished goods	533,691	715,344
Provision for inventory	(45,381)	(23,112)
Total inventories, net	$ 892,767	$ 1,007,918